Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest and Dividend Income
Loans	$ 15,325	$ 15,603
Securities
Taxable	327	259
Tax-exempt	157	254
Federal funds sold	61	72
Dividends on Federal Home Loan Bank and other stock	212	189
Total interest and dividend income	16,082	16,377
Interest Expense
Deposits	1,005	1,181
Borrowings	1,278	1,286
Total interest expense	2,283	2,467
Net Interest Income	13,799	13,910
Provision for Loan Losses	553	888
Net Interest Income After Provision for Loan Losses	13,246	13,022
Noninterest income
Customer service fees	2,876	2,750
Net gains on loan sales	42	30
Realized gains on sales of available-for-sale securities	32	27
Earnings on bank-owned life insurance	426	416
BOLI benefit in excess of surrender value	29	35
Realized gains on sales of real estate and other repossessed assets	0	26
Other	397	414
Total noninterest income	3,802	3,698
Noninterest Expense
Salaries and employee benefits	6,393	6,568
Net occupancy and equipment expense	1,918	1,971
Provision for losses on foreclosed real estate	60	98
Professional fees	679	749
Insurance	253	297
Deposit insurance premiums	236	253
Franchise and other taxes	287	266
Marketing expense	300	417
Printing and office supplies	142	185
Amortization of intangible assets	66	119
Realized losses on sale of real estate and other repossessed assets	12	0
Other	2,144	2,223
Total noninterest expense	12,490	13,146
Income Before Federal Income Taxes	4,558	3,574
Provision for Federal Income Taxes	1,334	923
Net Income	$ 3,224	$ 2,651
Basic Earnings Per Share	$ 0.65	$ 0.54
Diluted Earnings Per Share	$ 0.64	$ 0.53